DISCONTINUED OPERATIONS	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
DISCONTINUED OPERATIONS

NOTE 11 – DISCONTINUED OPERATIONS

On June 30, 2025, the Company entered into a share purchase agreement (the “A2ZMS Agreement”) pursuant to which it sold its wholly-owned subsidiary A2ZMS Advanced Military Solutions Ltd., a company organized under the laws of Israel (“A2ZMS”), to a purchaser residing in Israel for a purchase price of 500,000 ILS. The purchaser is related to a director of the Company at the time of sale. The A2ZMS Agreement was approved by all of the independent directors of the Company. The Company received an independent valuation of A2ZMS in connection with this transaction.

The results of operations of A2ZMS were classified as discontinued operations in the condensed consolidated interim financial statements of the Company in the prior period.

A2Z CUST2MATE SOLUTIONS CORP.

NOTES TO THE CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS FOR THE THREE AND SIX MONTHS ENDED JUNE 30, 2026

(Unaudited)

(Expressed in Thousands of US Dollars, except per share data)

NOTE 11 – DISCONTINUED OPERATIONS (CONTINUED)

The below are the data of operating results attributed to the discontinued operations:

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025

Revenues	$-	$397	$-	$824
Cost of revenues	-	386	-	767
Gross profit	-	11	-	57

Expenses:
Research and development costs	$-	$9	$-	$9
General and administration expenses	-	456	-	1,455
Operating loss	-	(454)	-	(1,407)

Financial (income) expense	-	(27)	-	9
Loss before taxes on income	-	(427)	-	(1,416)
Loss on disposal of discontinued operations*	-	(1,009)	-	(1,009)
Net loss for the period from discontinued operations	$-	$(1,436)	$-	$(2,425)

(*)	The loss on disposal of discontinued operations was determined as follows:

	Six months ended June 30
	2026	2025

Consideration received on disposal of discontinued operations	$-	$148
Cash disposed of	-	(549)
Net cash outflow on disposal of discontinued operations	-	(401)

Net assets disposed (other than cash):
Property, equipment and right of use assets, net	-	(416)
Trade and other receivables	-	(668)
Trade and other payables	-	223
Loans	-	94
Severance payments, net	-	159
	$-	$(1,009)

	Six months ended
	June 30
	2026	2025

Net cash flows provided by (used by) discontinued operations

From operating activities	$-	$515
From investing activities	-	(44)
From financing activities	-	(132)
	$-	$339

A2Z CUST2MATE SOLUTIONS CORP.

NOTES TO THE CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS FOR THE THREE AND SIX MONTHS ENDED JUNE 30, 2026

(Unaudited)

(Expressed in Thousands of US Dollars, except per share data)